Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
April 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
STF-NPRT1-0622
1.9887624.103
Municipal Bonds - 96.8%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	1,025,000	1,030,766
4% 12/1/38	1,705,000	1,710,981
4% 12/1/41	1,345,000	1,342,435
4% 12/1/44	1,200,000	1,185,371
4% 12/1/49	1,450,000	1,419,724
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	8,505,000	8,667,953
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	4,000,000	4,022,008
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	1,400,000	1,471,936
5% 3/1/36	1,400,000	1,469,967
TOTAL ALABAMA		22,321,141
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,100,000	1,175,132
5% 6/1/27	750,000	829,352
5% 12/1/27	1,000,000	1,113,224
5% 6/1/28	1,315,000	1,473,174
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	750,000	735,817
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,415,000	1,510,034
TOTAL ALASKA		6,836,733
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	660,000	684,865
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/39	1,545,000	1,755,038
5% 7/1/40	1,545,000	1,752,022
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (b)	265,000	264,313
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	654,488
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	650,000	685,138
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	450,000	465,110
Series 2016:
5.75% 1/1/36 (c)	910,000	753,475
6% 1/1/48 (c)	1,250,000	974,632
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,542,568
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,700,000	1,846,413
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/32	865,000	962,766
5% 7/1/39	500,000	546,455
5% 7/1/45	2,565,000	2,775,845
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	1,380,000	1,456,032
TOTAL ARIZONA		18,119,160
California - 4.6%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,455,142
California Gen. Oblig.:
Series 2017, 5% 11/1/29	2,375,000	2,648,793
Series 2020, 4% 11/1/45	4,200,000	4,236,435
Series 2022:
5% 4/1/42	12,880,000	14,056,802
5% 4/1/47	9,605,000	10,853,466
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	757,976	757,935
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,062,843
5.25% 11/1/36	515,000	556,594
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	2,808,536
5% 5/15/39	1,175,000	1,243,338
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	100,000	86,209
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	100,000	77,079
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/30 (d)	555,000	621,787
5% 8/1/33 (d)	1,030,000	1,156,444
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	800,000	770,187
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,000,000	1,109,807
Los Angeles Dept. Arpt. Rev. Series B, 5% 5/15/45	9,000,000	9,940,220
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 B, 5% 7/1/51	6,660,000	7,404,303
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,745,000	2,863,780
5% 4/1/25	2,885,000	3,062,600
5% 4/1/26	2,030,000	2,189,820
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31 (d)	840,000	900,791
4% 8/1/32 (d)	1,180,000	1,262,540
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	2,000,000	2,116,647
5% 11/15/26	2,000,000	2,154,596
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	2,850,000	3,061,158
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	2,190,000	2,500,613
5% 5/1/52	3,720,000	4,227,477
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	465,000	501,141
Series 2022 B, 5% 5/1/52	7,285,000	8,031,731
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	867,214
Series 2017 B:
5% 7/1/29	485,000	530,588
5% 7/1/30	970,000	1,058,497
TOTAL CALIFORNIA		96,175,113
Colorado - 2.6%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	1,000,000	1,074,405
Series 2019 B, 5%, tender 8/1/26 (b)	755,000	808,336
Series 2018 A, 4% 11/15/48	960,000	932,778
Series 2019 A:
4% 11/1/39	905,000	884,913
5% 11/1/22	1,800,000	1,829,825
5% 11/1/26	1,495,000	1,631,782
5% 11/15/39	1,250,000	1,379,290
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	340,000	349,321
Series 2019 H, 4.25% 11/1/49	190,000	195,324
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,775,000	4,300,330
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,216,953
5% 3/15/38	2,000,000	2,214,141
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	6,480,000	6,584,636
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	5,415,000	6,153,891
5% 9/15/46	8,300,000	9,413,939
Series 2020 B, 5% 9/15/27	2,290,000	2,576,237
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	6,725,000	6,575,113
Series 2021 C3A, 2%, tender 10/15/25 (b)	885,000	855,400
Series 2021 C3B, 2%, tender 10/15/26 (b)	750,000	715,767
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	135,000	146,770
Series 2020:
5% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	165,000	167,866
5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,662,722
TOTAL COLORADO		52,669,739
Connecticut - 3.4%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	644,341
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	713,938
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	265,000	281,428
Series 2016 B:
5% 5/15/25	1,000,000	1,071,053
5% 5/15/26	545,000	594,266
Series 2017 A, 5% 4/15/33	245,000	267,104
Series 2018 A, 5% 4/15/38	1,000,000	1,096,485
Series 2018 F, 5% 9/15/22	235,000	238,092
Series 2019 A, 5% 4/15/26	655,000	713,147
Series 2020 A:
4% 1/15/34	2,250,000	2,346,774
5% 1/15/40	2,000,000	2,217,497
Series 2021 D:
5% 7/15/24	1,150,000	1,212,872
5% 7/15/26	1,905,000	2,083,160
5% 7/15/27	2,540,000	2,819,906
5% 7/15/28	2,920,000	3,278,266
Series A, 5% 3/1/27	1,000,000	1,044,261
Series C, 5% 6/1/23	2,000,000	2,005,163
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,565,622
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	2,405,000	2,548,912
5%, tender 1/1/27 (b)	1,780,000	1,949,334
Series 2019 A:
5% 7/1/27 (c)	555,000	548,527
5% 7/1/34 (c)	685,000	650,771
Series 2019 Q-1:
5% 11/1/24	460,000	488,072
5% 11/1/26	500,000	550,628
Series 2020 K:
4% 7/1/45	2,865,000	2,787,646
5% 7/1/40	1,050,000	1,142,788
Series 2021 G:
4% 3/1/46	925,000	923,361
4% 3/1/51	1,485,000	1,466,672
Series 2022 M:
4% 7/1/39	1,110,000	1,117,327
4% 7/1/40	1,150,000	1,155,381
4% 7/1/52	4,500,000	4,361,569
5% 7/1/32	1,585,000	1,789,721
Series A, 5% 7/1/26	1,000,000	1,050,340
Series K1:
5% 7/1/32	1,055,000	1,112,671
5% 7/1/33	815,000	858,195
5% 7/1/35	1,100,000	1,155,244
Series K3, 5% 7/1/43	350,000	363,396
Series R:
4% 7/1/36	1,000,000	1,013,689
5% 6/1/32	550,000	612,640
5% 6/1/33	375,000	416,291
5% 6/1/34	575,000	636,554
5% 6/1/35	870,000	961,892
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,540,000	1,516,843
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	417,363
Series A, 5% 9/1/33	5,000,000	5,240,222
Stratford Gen. Oblig. Series 2019:
5% 1/1/24	1,520,000	1,584,346
5% 1/1/28	3,890,000	4,270,766
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	495,000	534,096
TOTAL CONNECTICUT		69,418,632
Delaware - 0.1%
Delaware Gen. Oblig. Series 2020 A, 5% 1/1/30	2,240,000	2,606,648
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	500,000	542,529
District of Columbia Rev. Series 2018:
5% 10/1/23	350,000	363,061
5% 10/1/25	495,000	527,747
5% 10/1/26	830,000	897,952
5% 10/1/27	905,000	991,460
5% 10/1/43	3,080,000	3,325,640
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,225,000	3,168,983
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,500,000	1,637,563
5% 10/1/44	8,000,000	8,706,078
Series 2019 B, 5% 10/1/47	7,500,000	8,070,944
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,726,313
TOTAL DISTRICT OF COLUMBIA		29,958,270
Florida - 4.1%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	890,665
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,608,234
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	804,757
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	2,000,000	2,194,940
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,140,000	1,171,182
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	995,000	1,020,303
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,464,514
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,660,000	3,058,152
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	820,000	767,604
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/23	400,000	404,900
5% 3/1/24	250,000	255,325
5% 3/1/25	670,000	688,974
Series 2019:
5% 10/1/22	225,000	227,352
5% 10/1/23	250,000	256,517
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	8,510,000	8,666,975
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,604,492
5% 10/1/35	1,000,000	1,046,722
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,650,734
5% 10/1/43	2,000,000	2,167,845
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	5,000,000	5,474,810
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23 (d)	220,000	227,186
5% 10/1/24 (d)	495,000	517,778
5% 10/1/25 (d)	385,000	408,586
5% 10/1/26 (d)	275,000	296,204
5% 10/1/27 (d)	220,000	239,932
5% 10/1/28 (d)	435,000	479,457
5% 10/1/29 (d)	375,000	417,422
5% 10/1/30 (d)	350,000	392,935
5% 10/1/32 (d)	325,000	370,896
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	4,005,000	4,457,416
5% 8/1/28	2,020,000	2,275,347
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,079,883
5% 4/1/44	3,235,000	3,492,777
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,774,765
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	2,000,000	2,011,197
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,715,000	1,818,651
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,653,830
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	4,000,000	3,981,829
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	875,000	939,635
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,233,328
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,245,000	1,185,762
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,692,478
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	800,000	842,517
5% 7/1/25	1,455,000	1,564,122
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	1,020,000	1,076,976
Series 2015 A, 5% 12/1/40	1,680,000	1,780,930
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	960,000	1,025,619
Series 2020 B:
4% 7/1/45	3,000,000	2,936,445
5% 7/1/40	700,000	764,433
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	1,000,000	510,093
0% 9/1/39	850,000	412,235
0% 9/1/40	1,000,000	461,566
0% 9/1/41	1,000,000	440,762
0% 9/1/42	1,000,000	420,125
0% 9/1/45	1,850,000	665,243
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	245,000	264,691
5% 10/15/49	455,000	488,378
TOTAL FLORIDA		85,026,426
Georgia - 4.8%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,000,000	1,103,214
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	6,360,000	6,231,656
2.25%, tender 5/25/23 (b)	1,840,000	1,828,202
Series 2013 1st, 2.925%, tender 3/12/24 (b)	2,320,000	2,312,027
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	5,473,533
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	800,000	833,600
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,350,000	1,514,050
Series 2019, 4% 6/15/49	190,000	188,211
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	1,855,000	1,765,046
5% 1/1/26	1,225,000	1,314,716
5% 1/1/30	410,000	454,802
5% 1/1/39	1,215,000	1,324,649
5% 1/1/44	1,590,000	1,720,429
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,480,000	1,496,928
4% 7/1/43	1,545,000	1,537,184
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	2,640,000	2,705,144
Series 2021 A, 4%, tender 9/1/27 (b)	40,000,000	41,080,212
Series 2022 E, 4%, tender 12/1/29 (b)	12,185,000	12,400,042
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,081,257
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	215,000	232,341
5% 4/1/27	175,000	191,696
5% 4/1/28	400,000	442,106
5% 4/1/29	345,000	385,149
5% 4/1/30	250,000	281,395
5% 4/1/31	300,000	340,283
5% 4/1/32	200,000	228,141
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	870,000	891,924
5% 4/1/27	400,000	437,395
5% 4/1/31	600,000	681,560
5% 4/1/36	480,000	540,534
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	2,000,000	2,098,387
Series 2020 B:
4% 9/1/38	3,000,000	3,043,307
5% 9/1/31	1,385,000	1,580,569
Series A:
5% 6/1/22	420,000	421,255
5% 6/1/23	420,000	432,714
5% 6/1/24	695,000	723,607
TOTAL GEORGIA		99,317,265
Hawaii - 0.7%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	930,000	969,904
Series FG, 5% 10/1/27	1,000,000	1,098,349
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	7,055,000	8,036,489
Series 2018 A, 5% 9/1/41	2,000,000	2,221,111
Series 2019 A, 5% 9/1/24	765,000	809,737
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	885,000	954,451
TOTAL HAWAII		14,090,041
Idaho - 0.3%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	100,000	101,914
Series 2021 A:
5% 7/15/29	3,000,000	3,429,445
5% 7/15/30	1,000,000	1,156,505
5% 7/15/31	640,000	739,889
5% 7/15/32	1,250,000	1,436,546
TOTAL IDAHO		6,864,299
Illinois - 11.6%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	100,000	105,439
4% 6/1/27	830,000	883,195
4% 6/1/28	625,000	669,476
4% 6/1/29	1,550,000	1,671,332
4% 6/1/30	1,000,000	1,080,566
4% 6/1/31	1,250,000	1,346,661
4% 6/1/34	1,000,000	1,043,929
4% 6/1/35	1,290,000	1,344,248
4% 6/1/36	1,575,000	1,639,633
Series 2020 A:
5% 1/1/29	675,000	760,433
5% 1/1/30	625,000	703,931
5% 1/1/31	850,000	956,280
5% 1/1/33	1,650,000	1,851,130
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,448,338
Series 2012 A, 5% 12/1/42	55,000	55,611
Series 2015 C:
5.25% 12/1/35	2,000,000	2,074,211
5.25% 12/1/39	45,000	46,579
Series 2016 A, 7% 12/1/44	3,200,000	3,524,771
Series 2017 C, 5% 12/1/25	290,000	306,368
Series 2017 D, 5% 12/1/31	865,000	910,043
Series 2017 H, 5% 12/1/36	650,000	680,699
Series 2018 A, 5% 12/1/27	185,000	197,131
Series 2018 C:
5% 12/1/24	100,000	104,591
5% 12/1/25	505,000	533,503
5% 12/1/27	505,000	538,115
5% 12/1/46	5,015,000	5,191,939
Series 2019 A:
5% 12/1/23	2,150,000	2,224,086
5% 12/1/28	240,000	256,488
5% 12/1/30	575,000	611,092
5% 12/1/31	600,000	635,090
Series 2021 A, 5% 12/1/38	1,200,000	1,255,715
Series 2022 A, 5% 12/1/47	2,230,000	2,301,880
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	2,090,000	2,202,919
5% 1/1/27	1,520,000	1,614,106
5% 1/1/30	1,745,000	1,874,361
5% 1/1/32	1,300,000	1,386,446
Series 2021 A, 5% 1/1/32	4,795,000	5,134,494
Series 2021 B:
4% 1/1/32	1,275,000	1,230,103
4% 1/1/38	1,717,000	1,598,049
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	620,000	630,742
Series 2016 B, 5% 1/1/46	6,905,000	7,254,950
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D:
5% 1/1/25	500,000	508,497
5.25% 1/1/31	1,485,000	1,509,210
Series 2015 B, 5% 1/1/32	1,000,000	1,046,184
Series 2016 D, 5% 1/1/52	1,205,000	1,272,495
Series 2018 B:
5% 1/1/36	2,250,000	2,442,344
5% 1/1/37	3,250,000	3,523,043
5% 1/1/48	10,505,000	11,178,018
5% 1/1/53	385,000	408,914
Series 2020 A:
4% 1/1/37	3,320,000	3,403,439
4% 1/1/38	700,000	702,467
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	900,000	926,956
5% 3/1/25	850,000	908,435
5% 3/1/26	1,235,000	1,343,041
5% 3/1/27	1,245,000	1,379,908
5% 3/1/28	1,350,000	1,513,747
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/31	3,650,000	4,142,664
5% 11/15/32	2,400,000	2,710,528
5% 11/15/33	2,350,000	2,641,771
Series 2021 B:
4% 11/15/25	620,000	645,036
4% 11/15/26	315,000	329,746
4% 11/15/27	320,000	336,870
4% 11/15/28	160,000	169,181
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	266,084
5% 10/1/28	200,000	224,421
5% 10/1/44	1,000,000	1,101,054
5% 10/1/49	1,250,000	1,367,389
5% 10/1/51	1,000,000	1,092,852
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	322,269
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,150,000	5,097,763
5% 5/15/43	50,000	54,147
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	1,000,000	1,075,320
Series 2012 A, 5% 5/15/22	1,000,000	1,001,248
Series 2013, 4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	405,000	405,391
Series 2015 A:
4.125% 11/15/37	680,000	684,308
5% 10/1/35	2,555,000	2,729,170
5% 11/15/45	10,000,000	10,493,788
Series 2016 A:
5% 2/15/24	850,000	889,649
5% 8/15/25	1,175,000	1,263,112
Series 2016 C, 5% 2/15/31	2,500,000	2,712,505
Series 2016:
4% 12/1/35	360,000	354,955
5% 12/1/40	2,150,000	2,280,273
5% 12/1/46	12,400,000	13,064,350
Series 2017 A, 5% 1/1/35 (Pre-Refunded to 1/1/27 @ 100)	3,000,000	3,317,172
Series 2018 A:
4.25% 1/1/44 (Pre-Refunded to 1/1/28 @ 100)	55,000	59,596
5% 1/1/38 (Pre-Refunded to 1/1/28 @ 100)	215,000	241,390
5% 10/1/41	3,000,000	3,271,879
5% 1/1/44 (Pre-Refunded to 1/1/28 @ 100)	320,000	359,279
Series 2019, 4% 9/1/35	450,000	436,312
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	5,526,845
Series 2012:
5% 8/1/22	60,000	60,455
5% 8/1/24	1,000,000	1,009,146
Series 2014, 5% 2/1/26	550,000	567,798
Series 2016:
5% 2/1/26	5,270,000	5,605,818
5% 2/1/27	615,000	660,537
Series 2017 C, 5% 11/1/29	1,230,000	1,313,286
Series 2017 D:
5% 11/1/25	1,185,000	1,257,004
5% 11/1/27	3,030,000	3,269,528
Series 2018 A:
5% 10/1/24	500,000	523,270
5% 10/1/28	1,000,000	1,083,652
5% 10/1/29	1,600,000	1,729,076
Series 2018 B, 5% 10/1/26	1,000,000	1,070,924
Series 2019 B, 5% 9/1/24	500,000	522,671
Series 2020 B:
4% 10/1/32	2,745,000	2,748,334
5% 10/1/28	4,340,000	4,703,050
Series 2021 A:
5% 3/1/32	195,000	211,028
5% 3/1/33	1,000,000	1,075,225
5% 3/1/34	1,000,000	1,069,572
5% 3/1/46	2,000,000	2,092,841
Series 2021 B, 4% 12/1/34	1,770,000	1,720,441
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,324,698
Series 2015 A, 5% 1/1/37	470,000	497,024
Series 2019 A, 5% 1/1/44	490,000	538,360
Series A:
5% 1/1/38	1,010,000	1,131,473
5% 1/1/41	220,000	245,090
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,167,527
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	460,000	489,954
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	615,000	647,980
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	255,000	265,500
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	275,000	285,704
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	250,000	259,470
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	580,000	595,672
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	3,200,000	1,218,389
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	8,000,000	2,602,319
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	2,525,000	780,263
Series 2017 A, 5% 6/15/57	6,625,000	6,833,340
Series 2020 A:
4% 6/15/50	8,955,000	8,217,738
5% 6/15/50	7,310,000	7,583,372
Series 2020 B, 5% 6/15/42	2,695,000	2,826,729
Series 2022 A:
0% 12/15/35	780,000	401,536
0% 12/15/36	1,035,000	503,299
0% 6/15/40	1,055,000	418,221
0% 6/15/41	1,450,000	541,039
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,300,000	1,313,079
4% 4/1/38 (Build America Mutual Assurance Insured)	1,300,000	1,301,223
4% 4/1/40 (Build America Mutual Assurance Insured)	870,000	861,938
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,282,757
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	219,957
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	109,820
TOTAL ILLINOIS		240,370,815
Indiana - 0.5%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	580,000	577,531
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019, 5% 7/1/22	1,510,000	1,517,736
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	340,000	339,691
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	610,362
Series 2019 B, 3.5% 1/1/49	625,000	628,026
Series 2021 B, 5% 1/1/23	500,000	510,560
Series A:
3.75% 1/1/49	3,000,000	3,036,425
5% 1/1/28	325,000	362,179
5% 7/1/28	325,000	364,493
5% 1/1/29	325,000	363,722
5% 7/1/29	270,000	302,916
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,555,000	1,666,659
Series 2020, 5% 4/1/32	765,000	836,607
TOTAL INDIANA		11,116,907
Iowa - 0.5%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,096,293
Series A, 5% 5/15/48	385,000	384,973
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,925,000	6,461,877
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,200,000	1,103,067
Series 2021 B1, 4% 6/1/49	1,550,000	1,467,779
TOTAL IOWA		10,513,989
Kentucky - 3.2%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	760,000	759,304
4% 2/1/37	575,000	575,701
5% 2/1/24	1,180,000	1,228,779
5% 2/1/25	945,000	1,001,034
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	347,246
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,750,000	5,968,750
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	796,084
5% 1/1/39	690,000	751,413
5% 1/1/49	2,500,000	2,686,022
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,400,000	3,641,094
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,095,000	1,197,605
(Proj. No. 119) Series 2018:
5% 5/1/28	1,000,000	1,109,152
5% 5/1/38	4,000,000	4,343,170
Series 2017:
5% 4/1/25	3,425,000	3,649,689
5% 4/1/26	3,470,000	3,761,925
Series A:
4% 11/1/34	1,250,000	1,306,219
4% 11/1/35	400,000	417,571
4% 11/1/36	1,000,000	1,042,905
4% 11/1/37	1,250,000	1,302,941
5% 11/1/22	1,400,000	1,422,779
5% 8/1/27	400,000	429,418
5% 11/1/29	1,105,000	1,229,194
Series B:
5% 8/1/23	1,330,000	1,375,858
5% 8/1/25	2,965,000	3,179,238
5% 8/1/26	1,910,000	2,080,601
5% 5/1/27	2,000,000	2,202,204
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (b)	11,515,000	11,790,866
Series C1, 4%, tender 6/1/25 (b)	2,000,000	2,028,464
Series A:
4% 6/1/23	585,000	593,502
4% 12/1/24	500,000	511,822
4% 6/1/25	585,000	599,943
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	525,000	572,744
Series 2020 D, 5%, tender 10/1/29 (b)	630,000	704,155
Series 2016 A, 5% 10/1/31	95,000	103,392
Series 2020 A, 4% 10/1/39	1,500,000	1,501,856
TOTAL KENTUCKY		66,212,640
Louisiana - 0.7%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/22	815,000	822,286
4% 12/1/23	1,135,000	1,151,155
4% 12/1/24	1,145,000	1,161,267
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	2,020,000	2,182,709
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	885,000	973,664
Series 2018 E:
5% 7/1/32	1,470,000	1,610,960
5% 7/1/33	1,195,000	1,305,878
5% 7/1/34	1,385,000	1,511,697
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,495,000	1,403,151
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	1,410,000	1,393,414
2.1%, tender 7/1/24 (b)	680,000	660,061
TOTAL LOUISIANA		14,176,242
Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	100,000	103,239
Series 2013, 5% 7/1/22 (Escrowed to Maturity)	400,000	402,352
Series 2017 B, 5% 7/1/33	280,000	303,108
Maine Hsg. Auth. Mtg. Series C, 3.5% 11/15/46	2,515,000	2,537,113
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	548,457
TOTAL MAINE		3,894,269
Maryland - 2.3%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	5,425,000	5,996,660
5% 4/1/28	6,575,000	7,445,710
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	400,000	375,309
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	435,000	441,355
Series 2019 C:
5% 9/1/27	725,000	806,331
5% 9/1/28	115,000	129,258
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	1,000,000	1,046,312
Maryland Gen. Oblig.:
First Series 2016, 5% 6/1/26	1,785,000	1,880,509
Series 2022 2C, 4% 3/1/29	4,210,000	4,557,093
Maryland Health & Higher Edl. Series 2021 A, 5% 6/1/31	350,000	382,875
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	705,000	738,556
5% 4/15/25	920,000	978,097
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	6,120,000	6,799,968
5% 6/1/52	1,445,000	1,595,370
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 4% 6/1/35	2,500,000	2,582,153
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	4,930,000	5,527,695
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/26	2,580,000	2,836,077
5% 7/15/27	3,700,000	4,137,636
TOTAL MARYLAND		48,256,964
Massachusetts - 4.1%
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	4,455,000	4,928,098
Series 2021 A, 5% 6/1/51	7,990,000	8,825,053
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	5,195,000	5,281,220
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,375,000	1,459,176
Series 2017 A, 5% 1/1/36	2,415,000	2,584,485
Series 2017, 5% 7/1/47	945,000	994,885
Series 2018, 5% 1/1/43	1,335,000	1,415,463
Series 2019 K:
5% 7/1/25	825,000	875,506
5% 7/1/26	1,085,000	1,169,246
5% 7/1/27	1,305,000	1,425,010
Series 2019:
5% 7/1/25	655,000	690,234
5% 7/1/26	370,000	394,251
5% 7/1/28	550,000	593,263
5% 7/1/29	500,000	542,876
5% 9/1/59	3,730,000	4,036,038
Series 2020 A:
4% 7/1/45	3,660,000	3,467,462
5% 10/15/27	7,500,000	8,472,935
5% 10/15/28	7,340,000	8,412,179
Series 2021 V, 5% 7/1/55	5,320,000	6,226,466
Series A, 4% 6/1/49	2,365,000	2,338,941
Series J2, 5% 7/1/53	3,775,000	4,045,101
Series M:
4% 10/1/50	3,725,000	3,464,161
5% 10/1/45	2,805,000	2,974,191
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	1,630,000	1,793,546
Series E, 5% 11/1/50	3,395,000	3,796,631
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	2,425,000	2,385,617
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 2/15/49 (Pre-Refunded to 2/15/26 @ 100)	2,500,000	2,726,041
TOTAL MASSACHUSETTS		85,318,075
Michigan - 2.1%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	150,000	156,520
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	821,630
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	1,060,000	1,042,665
5% 7/1/25	465,000	488,869
5% 7/1/26	425,000	452,346
5% 7/1/27	660,000	709,916
5% 7/1/28	925,000	1,003,084
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	920,000	1,010,288
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	524,809
Lansing Cmnty. College Series 2019, 5% 5/1/44	5,070,000	5,606,753
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	630,000	633,569
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	4,540,292
(Trinity Health Proj.) Series 2017, 5% 12/1/37	1,000,000	1,087,887
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (b)	620,000	625,598
Series 2019 MI2, 5%, tender 2/1/25 (b)	740,000	784,483
Series 2015 A:
5% 8/1/26	1,675,000	1,759,247
5% 8/1/27	2,680,000	2,813,598
Series 2015, 5% 11/15/28	1,405,000	1,485,019
Series 2016, 5% 11/15/26	850,000	929,063
Series 2019 A:
4% 12/1/49	795,000	775,839
5% 11/15/48	290,000	316,315
Series 2020 A, 4% 6/1/49	865,000	823,697
Series 2020, 5% 6/1/40	500,000	533,742
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	810,000	863,185
Series 2019 A, 5% 3/1/31	580,000	645,147
Series 2019:
5% 3/1/32	650,000	721,665
5% 3/1/33	625,000	692,654
5% 3/1/34	700,000	774,734
5% 3/1/35	700,000	773,837
5% 3/1/36	800,000	883,550
5% 3/1/37	900,000	992,762
5% 3/1/38	1,325,000	1,459,458
5% 3/1/39	900,000	989,915
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	544,468
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,245,000	1,308,157
Series 2020 A, 5% 4/1/50	4,000,000	4,459,422
TOTAL MICHIGAN		44,034,183
Minnesota - 0.5%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	515,000	526,151
5% 6/1/27	500,000	532,145
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	544,520
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	2,120,000	2,423,347
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,460,000	1,462,088
Series 2018 A, 5% 10/1/45	5,000	5,297
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	516,155
5% 5/1/48	675,000	726,155
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,354,989
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,385,501
TOTAL MINNESOTA		10,476,348
Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	605,000	654,152
Series I:
5% 10/1/22	400,000	405,725
5% 10/1/23	550,000	571,539
5% 10/1/24	535,000	564,468
5% 10/1/26	650,000	709,676
5% 10/1/28	1,000,000	1,119,000
TOTAL MISSISSIPPI		4,024,560
Missouri - 1.4%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	675,000	723,981
4% 12/1/34	400,000	427,596
4% 12/1/36	700,000	746,407
4% 12/1/37	500,000	532,849
4% 12/1/40	500,000	530,052
5% 12/1/28	580,000	660,736
5% 12/1/29	350,000	403,474
5% 12/1/30	660,000	769,207
5% 12/1/35	600,000	693,308
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,552,795
Series 2019 A:
4% 10/1/48	4,785,000	4,748,000
5% 10/1/46	460,000	504,346
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	145,000	147,920
Series 2021 A, 3% 5/1/52	2,715,000	2,671,458
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	1,695,000	1,704,324
Series 2019 C:
5% 7/1/26	1,440,000	1,558,847
5% 7/1/27	2,430,000	2,668,072
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,790,000	3,056,607
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	55,000	55,603
5.25% 9/1/53	4,180,000	4,231,265
TOTAL MISSOURI		29,386,847
Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	75,000	76,588
Nebraska - 0.7%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	13,400,000	13,691,069
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	420,000	438,527
Series 2019 A, 5% 7/1/26	1,255,000	1,363,199
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,236,675
Series 2016 B, 5% 6/15/26	1,675,000	1,820,839
Series 2017 A:
5% 6/15/22	2,520,000	2,530,833
5% 6/15/24	250,000	262,615
5% 6/15/25	5,945,000	6,359,357
5% 6/15/26	215,000	233,720
Series 2017 C, 5% 6/15/22	210,000	210,903
Series A, 5% 6/15/27	1,305,000	1,440,546
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,015,000	2,053,821
Series 2019 B, 4% 10/1/49	215,000	219,161
Series 2021 B, 3% 10/1/51	7,270,000	7,112,241
TOTAL NEVADA		27,282,437
New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,757,807	1,812,099
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	315,000	350,076
Series 2017, 5% 7/1/44	2,335,000	2,481,617
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,695,000	1,704,825
Series 2016, 5% 10/1/23	170,000	176,344
TOTAL NEW HAMPSHIRE		6,524,961
New Jersey - 3.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,040,412
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	310,000	260,975
Series 2013:
5% 3/1/27	50,000	50,923
5% 3/1/27 (Pre-Refunded to 3/1/23 @ 100)	1,005,000	1,029,915
Series A, 5% 11/1/31	2,735,000	2,980,528
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,074,452
5% 6/15/35	580,000	620,252
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	192,965
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	1,035,000	1,107,921
Series 2014 PP, 5% 6/15/26	1,000,000	1,043,810
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	210,000	221,277
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	260,000	273,962
Series 2015 XX:
5% 6/15/22	3,285,000	3,298,534
5% 6/15/26	235,000	249,276
Series 2016 A, 5% 7/15/27	1,000,000	1,073,706
Series 2016 BBB:
5% 6/15/23	1,400,000	1,442,894
5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	230,000	259,657
Series 2018 EEE:
5% 6/15/28	590,000	643,430
5% 6/15/34	1,500,000	1,608,143
Series LLL:
4% 6/15/44	2,935,000	2,796,245
4% 6/15/49	2,690,000	2,509,027
Series MMM:
4% 6/15/35	1,160,000	1,144,054
4% 6/15/36	450,000	442,614
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	769,384
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	1,060,000	1,109,171
4% 6/1/31	400,000	417,704
4% 6/1/32	270,000	281,449
5% 6/1/28	1,000,000	1,105,577
5% 6/1/29	1,195,000	1,335,536
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	1,360,000	1,420,283
Series 2019 B2, 5%, tender 7/1/25 (b)	1,665,000	1,767,965
Series 2019 B3, 5%, tender 7/1/26 (b)	1,695,000	1,827,988
Series 2016:
4% 7/1/48	200,000	204,474
5% 7/1/28	1,170,000	1,269,163
5% 7/1/41	90,000	96,537
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23	200,000	208,229
5% 12/1/24	115,000	121,929
5% 12/1/25	215,000	231,574
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/28	1,000,000	1,084,031
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	675,000	710,233
Series D, 5% 1/1/28	1,000,000	1,087,087
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,945,000	2,070,836
Series 2010 A, 0% 12/15/27	1,205,000	978,234
Series 2018 A:
5% 12/15/32	355,000	382,842
5% 12/15/34	1,350,000	1,446,552
Series 2021 A:
4% 6/15/38	800,000	781,859
5% 6/15/33	4,520,000	4,872,902
Series 2022 A, 4% 6/15/40	3,340,000	3,233,885
Series 2022 AA:
5% 6/15/30	1,970,000	2,161,097
5% 6/15/31	4,790,000	5,252,014
Series A:
4% 12/15/39	1,000,000	971,585
4.25% 12/15/38	2,515,000	2,522,868
Series AA:
4% 6/15/39	1,040,000	1,011,021
4% 6/15/50	2,280,000	2,120,812
5% 6/15/29	405,000	406,744
5% 6/15/36	1,150,000	1,234,921
5% 6/15/50	500,000	527,023
Series BB, 4% 6/15/44	1,300,000	1,238,541
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,083
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	275,000	275,000
5% 5/1/23	215,000	221,156
TOTAL NEW JERSEY		73,189,261
New Mexico - 0.5%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,095,278
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,460,000	1,567,847
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	845,000	861,373
Series 2019 D, 3.75% 1/1/50	305,000	308,764
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	5,000,000	5,276,984
Series 2019 A:
4% 5/1/23	590,000	598,836
4% 11/1/23	200,000	203,955
4% 5/1/24	675,000	690,394
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	34,404
5% 5/15/34	70,000	72,817
5% 5/15/39	50,000	51,553
5% 5/15/44	50,000	51,099
5% 5/15/49	105,000	106,866
Series 2019 B1, 2.625% 5/15/25	55,000	54,124
TOTAL NEW MEXICO		10,974,294
New York - 11.7%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46 (Pre-Refunded to 7/1/27 @ 100)	1,265,000	1,413,338
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,017,938
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,600,000	2,550,852
Series 2018, 5% 9/1/36	250,000	278,484
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	307,585
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,195,000	2,392,232
New York City Gen. Oblig.:
Series 2021 A1:
5% 8/1/28	2,385,000	2,671,966
5% 8/1/29	2,595,000	2,938,986
Series 2022 A1, 5% 8/1/47	3,895,000	4,281,535
Series B, 5% 10/1/42	2,000,000	2,192,658
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,265,000	1,170,416
Series 2021 K2, 0.9%, tender 1/1/26 (b)	7,040,000	6,501,574
Series 2021, 0.6%, tender 7/1/25 (b)	1,675,000	1,544,764
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 CC1, 5% 6/15/52	16,500,000	18,320,364
Series 2022 EE, 5% 6/15/45	11,970,000	13,420,053
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	7,000,000	7,373,665
Series 2018 S2, 5% 7/15/35	1,075,000	1,173,284
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	1,949,219
Series 2018 B, 5% 8/1/45	7,150,000	7,674,963
Series 2022 A1, 5% 11/1/29	5,660,000	6,440,181
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,600,000	4,150,851
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	880,000	914,289
Series 2019 B3, 5%, tender 5/1/26 (b)	635,000	683,833
Series 2022 A:
5% 7/1/36	800,000	884,857
5% 7/1/40	1,000,000	1,097,389
5% 7/1/41	1,000,000	1,095,553
Series 2022:
5% 7/1/30	1,645,000	1,742,747
5% 7/1/31	1,725,000	1,818,134
5% 7/1/38	835,000	860,066
5% 7/1/39	1,310,000	1,347,771
5% 7/1/40	2,950,000	3,027,106
5% 7/1/41	3,100,000	3,178,300
5% 7/1/42	1,625,000	1,662,352
5% 7/1/57	6,820,000	6,763,567
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	3,786,750
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	425,000	446,341
Series 2017 C1, 5% 11/15/34	1,465,000	1,554,296
Series 2017 D:
5% 11/15/30	9,360,000	10,031,861
5% 11/15/35	2,000,000	2,117,779
Series 2020 A, 5% 2/1/23	3,020,000	3,073,403
Series 2020 D, 4% 11/15/46	13,530,000	12,971,449
Series D1, 5% 11/1/25	2,050,000	2,077,210
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	1,000,000	1,093,850
Series 2021 E:
4% 3/15/45	5,805,000	5,776,477
4% 3/15/47	4,090,000	4,057,519
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	1,025,000	936,625
1.1%, tender 5/1/27 (b)	3,790,000	3,430,927
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	1,250,000	1,238,325
4% 3/15/49	7,885,000	7,785,687
Series 2020 C:
5% 3/15/43	5,000,000	5,499,542
5% 3/15/47	10,000,000	10,934,655
Series 2020 E:
4% 3/15/37	3,830,000	3,857,961
4% 3/15/44	9,300,000	9,255,341
4% 3/15/45	7,500,000	7,429,949
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	3,785,000	4,184,144
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	1,895,000	1,584,272
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	1,625,000	1,686,335
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	225,223
5.375% 11/1/54 (c)	935,000	764,475
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	1,875,000	2,052,728
Series 2021 B, 4% 5/15/56	1,760,000	1,730,974
Series 2022 A, 5% 5/15/57	9,000,000	9,862,297
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,293,817
TOTAL NEW YORK		241,581,084
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	5,385,550
Series 194, 5.25% 10/15/55	1,335,000	1,432,362
TOTAL NEW YORK AND NEW JERSEY		6,817,912
North Carolina - 0.9%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	901,085
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	55,000	61,358
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	465,000	518,752
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	780,000	780,532
Series 2019 C, 2.55%, tender 6/1/26 (b)	1,345,000	1,327,738
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	14,000,000	14,879,764
TOTAL NORTH CAROLINA		18,469,229
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	910,000	895,981
Series 2021 B, 3% 7/1/52	2,350,000	2,300,136
TOTAL NORTH DAKOTA		3,196,117
Ohio - 4.0%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,735,000	3,956,841
Series 2020, 5% 11/15/31	385,000	423,961
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	500,000	500,102
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,062,428
Series 2016, 5% 2/15/46	1,735,000	1,831,277
Buckeye Tobacco Settlement Fing. Auth. Series 2020 B2, 5% 6/1/55	4,000,000	3,890,019
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,057,032
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,249,003
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	730,000	773,489
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	1,900,000	2,049,104
Series 2019 A, 5% 4/1/33	2,430,000	2,756,695
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	387,975
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	195,000	200,711
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	495,000	496,556
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	1,015,969
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	899,155
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	4,415,000	4,615,211
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	450,217
5% 8/1/45	3,550,000	3,851,814
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,085,431
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	728,626
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	730,000	725,943
5% 7/1/35	2,625,000	2,904,434
5% 7/1/42	4,525,000	4,955,280
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	1,807,655
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	285,000	276,809
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	100,000	103,262
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/31	1,400,000	1,638,285
5% 12/15/32	1,735,000	2,051,232
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	1,365,000	1,397,406
5% 2/1/24	3,580,000	3,748,653
5% 2/1/26	1,145,000	1,245,370
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A:
5% 2/15/31 (d)	2,350,000	2,655,085
5% 2/15/39 (d)	630,000	706,691
Series A, 5% 2/15/51	9,280,000	10,419,139
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/22	360,000	366,630
5% 12/1/23	500,000	518,993
5% 12/1/24	525,000	552,869
5% 12/1/25	460,000	492,216
5% 12/1/26	600,000	651,148
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,940,000	2,100,664
5% 2/15/27	1,615,000	1,746,329
Series 2019, 5% 2/15/29	645,000	703,428
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,800,000	1,931,828
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	5,000,000	5,340,286
TOTAL OHIO		82,321,251
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	750,000	773,061
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/22	475,000	477,157
5% 8/1/26	360,000	380,749
5% 8/1/44	660,000	685,830
TOTAL OKLAHOMA		2,316,797
Oregon - 0.7%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,300,000	1,445,266
5% 8/15/38	3,700,000	4,091,536
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	9,525,000	9,698,968
TOTAL OREGON		15,235,770
Pennsylvania - 5.2%
Allegheny County Arpt. Auth. Rev. Series 2021 B, 5% 1/1/51	8,040,000	8,670,317
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	545,000	456,705
4% 12/1/41	995,000	774,272
4.25% 12/1/50	1,110,000	831,354
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/36	605,000	640,265
5% 7/1/38	1,210,000	1,271,114
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	4,000,000	4,326,284
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	739,841
Series 2020 A:
5% 6/1/29	1,750,000	1,966,437
5% 6/1/32	3,000,000	3,364,202
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,212,202
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	1,755,000	1,722,663
Series 2017, 5% 7/1/30	1,435,000	1,454,833
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	1,020,000	1,068,202
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/22	1,500,000	1,508,177
5% 7/1/23	900,000	929,044
5% 7/1/24	1,700,000	1,783,380
5% 7/1/26	1,900,000	2,057,588
5% 7/1/27	2,000,000	2,192,932
5% 7/1/28	2,080,000	2,304,229
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	505,000	504,025
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,685,000	2,772,413
Series 2019:
4% 9/1/36	750,000	754,783
4% 9/1/37	750,000	754,193
4% 9/1/38	1,700,000	1,706,837
4% 9/1/39	1,100,000	1,102,719
4% 9/1/44	250,000	246,247
5% 9/1/22	600,000	606,831
5% 9/1/23	500,000	518,074
5% 9/1/24	675,000	712,901
Series 2020:
5% 4/1/23	360,000	367,595
5% 4/1/24	365,000	378,441
5% 4/1/25	280,000	291,970
5% 4/1/26	330,000	347,228
5% 4/1/27	630,000	669,036
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	1,060,000	1,130,608
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	550,000	576,178
5% 4/15/25	750,000	797,362
5% 4/15/26	2,500,000	2,702,410
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012:
5% 5/1/31 (Pre-Refunded to 11/1/22 @ 100)	1,035,000	1,052,304
5% 11/1/42	1,370,000	1,379,231
Series 2016, 5% 5/1/34	1,600,000	1,694,433
Series 2018 A, 5% 2/15/48	940,000	1,031,362
Pennsylvania Hsg. Fin. Agcy. Series 2021 137, 3% 10/1/51	3,300,000	3,214,992
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,480,000	1,488,272
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	2,000,000	2,140,064
Series 2021 A:
4% 12/1/43	3,000,000	2,925,532
4% 12/1/46	5,000,000	4,765,357
4% 12/1/50	1,000,000	940,578
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	530,000	562,474
Series 2017, 5% 11/1/47	1,040,000	1,080,897
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,272,478
Series 2019 B:
5% 2/1/34	2,250,000	2,514,283
5% 2/1/35	2,750,000	3,069,240
5% 2/1/36	2,415,000	2,692,615
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,400,000	1,519,947
Series 2019 A:
4% 9/1/35	1,250,000	1,294,807
5% 9/1/23	660,000	682,889
5% 9/1/26	2,000,000	2,171,353
5% 9/1/30	1,335,000	1,490,584
5% 9/1/32	1,000,000	1,111,547
5% 9/1/34	620,000	695,647
5% 9/1/44	1,450,000	1,589,150
Series 2019 B:
5% 9/1/25	1,360,000	1,452,917
5% 9/1/26	1,105,000	1,199,672
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,014,520
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	450,000	501,181
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	230,163
4% 6/1/49	555,000	533,021
5% 6/1/44	405,000	443,768
5% 6/1/49	645,000	700,232
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	885,000	962,023
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,531,239
TOTAL PENNSYLVANIA		107,162,664
Pennsylvania, New Jersey - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,250,000	2,349,001
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	630,000	667,392
Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	205,000	208,814
South Carolina - 0.7%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,024,849
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,400,000
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	540,000	547,823
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	305,000	311,521
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,305,000	1,454,280
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	3,100,000	3,057,220
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	100,000	105,655
Series 2016 A, 5% 12/1/33	220,000	234,950
Series A, 5% 12/1/23	790,000	823,005
Series B, 5% 12/1/24	2,520,000	2,664,719
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,641,700
TOTAL SOUTH CAROLINA		15,265,722
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,595,000	1,667,057
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 5% 8/1/25	615,000	655,685
Series 2019 A2, 5% 8/1/44	2,250,000	2,424,927
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	600,000	661,866
5% 4/1/27 (Escrowed to Maturity)	30,000	33,166
5% 4/1/28	400,000	446,691
5% 4/1/28 (Escrowed to Maturity)	20,000	22,415
5% 4/1/41	475,000	520,327
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	25,000	28,209
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/27	11,000,000	12,137,523
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	373,827
5.25% 10/1/58	1,225,000	1,290,184
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	2,025,000	2,109,559
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	100,000	100,808
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	3,010,000	2,965,375
Series 2021 3A, 3% 1/1/52	980,000	961,901
TOTAL TENNESSEE		24,732,463
Texas - 6.9%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,190,493
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	1,000,000	1,048,793
Series 2020 B:
4% 1/1/34	280,000	285,737
4% 1/1/35	225,000	229,156
4% 1/1/36	245,000	249,086
4% 1/1/37	350,000	354,582
4% 1/1/38	465,000	470,014
4% 1/1/39	600,000	605,099
4% 1/1/40	230,000	231,150
5% 1/1/27	200,000	215,309
5% 1/1/28	230,000	250,029
5% 1/1/29	850,000	931,381
5% 1/1/30	400,000	441,217
5% 1/1/31	200,000	220,151
5% 1/1/32	200,000	219,368
5% 1/1/33	300,000	328,199
Series 2021 B:
5% 1/1/30	1,000,000	1,103,043
5% 1/1/32	1,275,000	1,409,272
5% 1/1/39	1,300,000	1,411,140
5% 1/1/46	3,500,000	3,745,605
Series 2021 C, 5% 1/1/27	3,765,000	3,985,538
Collin County Series 2019, 5% 2/15/26	2,315,000	2,524,150
Cypress-Fairbanks Independent School District Bonds Series 2014 B1, 1.25%, tender 8/15/22 (b)	890,000	889,457
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,410,000	1,432,684
4% 11/1/35	1,255,000	1,273,588
Series 2021 B, 5% 11/1/43	2,640,000	2,893,151
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,391,164
Series 2019:
5% 2/15/23	1,000,000	1,024,474
5% 2/15/24	700,000	733,279
5% 2/15/25	1,000,000	1,067,499
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	549,862
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	2,510,000	2,642,410
4% 5/15/27	1,935,000	2,054,591
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	90,000	88,473
2%, tender 8/1/24 (b)	580,000	568,178
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,068,181
5% 3/1/27	1,000,000	1,085,961
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	804,703
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	550,605
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,355,545
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	850,092
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,369,390
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,103,412
Series 2020 C, 5% 11/15/28	2,400,000	2,712,411
Series 2021 A:
5% 11/15/26	380,000	418,408
5% 11/15/28	1,580,000	1,785,671
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	410,000	437,514
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,627,733
5% 5/15/48	1,700,000	1,846,474
Series 2020, 5% 5/15/28	2,250,000	2,512,536
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	565,000	553,003
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,653,499
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	345,000	341,452
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	802,233
Series 2017 A, 5% 1/1/39	4,000,000	4,333,282
Series 2018:
4% 1/1/38	1,835,000	1,867,923
5% 1/1/35	500,000	544,350
Series 2019 A:
5% 1/1/23	2,000,000	2,042,108
5% 1/1/24	2,100,000	2,189,249
5% 1/1/38	5,000,000	5,458,848
Series 2019 B, 5% 1/1/25	645,000	683,596
Series 2021 B, 4% 1/1/33	2,000,000	2,106,924
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,325,000	2,272,812
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (b)	1,400,000	1,406,636
Series 2020, 1.75%, tender 12/1/25 (b)	10,750,000	10,288,991
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	2,285,000	2,367,399
Series 2020, 5% 12/1/24	550,000	584,980
Series 2022:
4% 10/1/42	1,265,000	1,250,703
4% 10/1/47	1,350,000	1,326,528
4% 10/1/52	3,000,000	2,932,658
5% 10/1/36	550,000	624,494
5% 10/1/40	2,000,000	2,252,366
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	950,000	1,005,033
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	8,592,683
Series 2018 A, 5% 7/1/22	800,000	804,756
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	716,441	659,695
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	785,000	802,173
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	825,000	834,293
4% 6/30/38	2,100,000	2,109,756
4% 12/31/39	1,750,000	1,753,727
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,227,625
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/24	1,435,000	1,505,142
5% 3/15/25	1,500,000	1,605,230
5% 3/15/26	1,855,000	2,022,308
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	619,946
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,800,000	8,015,414
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 4/15/23	1,000,000	1,028,777
Series 2018 A, 5% 10/15/43	1,000,000	1,095,925
Series 2018 B, 5% 4/15/49	1,000,000	1,093,324
TOTAL TEXAS		142,245,799
Utah - 1.0%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,255,474
Series 2018 B, 5% 7/1/48	1,000,000	1,065,443
Series 2021 B:
5% 7/1/46	2,465,000	2,687,673
5% 7/1/51	9,920,000	10,751,022
Utah Gen. Oblig. Series 2020, 5% 7/1/26	1,000,000	1,102,342
TOTAL UTAH		19,861,954
Vermont - 0.1%
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	1,100,000	1,071,764
Series A, 3.75% 11/1/50	1,700,000	1,721,509
TOTAL VERMONT		2,793,273
Virginia - 0.9%
Norfolk Series 2019, 5% 8/1/27	2,150,000	2,409,637
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	500,000	540,867
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	280,000	281,776
4% 4/1/39	250,000	251,002
4% 4/1/40	280,000	280,687
4% 4/1/45	750,000	737,498
5% 4/1/24	300,000	311,161
5% 4/1/26	350,000	372,615
5% 4/1/27	350,000	377,074
5% 4/1/28	440,000	477,880
5% 4/1/29	575,000	629,928
5% 4/1/49	1,000,000	1,066,697
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,975,000	2,205,790
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1, 5% 8/1/27	7,460,000	8,291,123
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	300,000	297,868
TOTAL VIRGINIA		18,531,603
Washington - 2.7%
King County Hsg. Auth. Rev.:
Series 2019, 3% 11/1/22	1,140,000	1,146,975
Series 2021, 4% 12/1/29	720,000	763,344
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	250,000	263,863
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,175,000	1,228,333
Univ. of Washington Univ. Revs. Series 2020 A, 5% 4/1/50	3,250,000	3,597,081
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/24	1,250,000	1,308,668
Series 2016 C, 5% 2/1/39	2,560,000	2,738,034
Series 2017 D, 5% 2/1/35	500,000	546,857
Series 2018 C, 5% 2/1/41	1,000,000	1,098,458
Series 2021 A, 5% 8/1/43	900,000	1,011,301
Series 2021 C, 5% 2/1/44	13,040,000	14,708,160
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	49,331
5% 7/1/42	560,000	601,824
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	245,000	258,230
5% 8/15/26	225,000	240,180
Series 2015, 5% 1/1/25	1,000,000	1,061,959
Series 2017 A, 4% 7/1/42	5,780,000	5,778,221
Series 2017:
4% 8/15/42	7,000,000	6,826,658
5% 8/15/36	500,000	530,966
Series 2020:
5% 9/1/38	2,000,000	2,198,986
5% 9/1/45	2,250,000	2,442,286
5% 9/1/50	2,500,000	2,698,285
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	458,015
5% 10/1/26	2,010,000	2,163,364
5% 10/1/34	1,510,000	1,609,730
TOTAL WASHINGTON		55,329,109
Wisconsin - 1.9%
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	530,000	549,648
5.25% 10/1/48	530,000	547,203
Series 2022 A:
5.25% 3/1/42 (d)	1,000,000	1,034,700
5.25% 3/1/47 (d)	6,600,000	6,772,407
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,445,000	1,579,499
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	403,523
Series 2021 A, 4.5% 6/1/56 (c)	5,725,000	4,588,692
Series 2021 B, 6.5% 6/1/56 (c)	1,700,000	1,435,643
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,240,000	1,317,530
Series 2021 A:
5% 5/1/33	510,000	567,185
5% 5/1/36	5,685,000	6,297,268
Wisconsin Health & Edl. Facilities:
Series 2018, 5% 4/1/34	2,000,000	2,243,405
Series 2019 A:
2.25% 11/1/26	325,000	325,771
5% 11/1/25	240,000	247,281
5% 11/1/29	170,000	176,342
5% 12/1/30	300,000	340,284
5% 12/1/31	300,000	339,472
5% 12/1/32	350,000	395,286
5% 12/1/33	350,000	394,643
5% 12/1/34	350,000	394,132
5% 12/1/35	450,000	506,184
5% 7/1/44	500,000	536,393
5% 11/1/46	1,445,000	1,434,905
5% 7/1/49	2,000,000	2,137,511
Series 2019 B, 5% 7/1/38	355,000	382,709
Series 2019 B1, 2.825% 11/1/28	365,000	335,164
Series 2019 B2, 2.55% 11/1/27	235,000	235,451
Series 2019:
5% 10/1/24	270,000	283,193
5% 10/1/26	550,000	594,320
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	900,000	885,252
Series 2021 C, 3% 9/1/52	1,280,000	1,256,210
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	230,000	219,753
0.81%, tender 5/1/25 (b)	765,000	713,834
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	554,732
TOTAL WISCONSIN		40,025,525
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	2,535,000	2,561,422
TOTAL MUNICIPAL BONDS (Cost $2,142,639,511)		2,006,263,874

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 0.41% (e)(f) (Cost $66,958,312)	66,941,378	66,961,436

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,209,597,823)	2,073,225,310
NET OTHER ASSETS (LIABILITIES) - 0.0%	(768,620)
NET ASSETS - 100.0%	2,072,456,690

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,927,540 or 0.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.46%	132,221,448	253,079,988	318,340,000	62,391	168	(168)	66,961,436	4.2%
Total	132,221,448	253,079,988	318,340,000	62,391	168	(168)	66,961,436

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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